DWS VARIABLE SERIES II

   SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF THE LISTED PORTFOLIO:

                               -----------------

                            DWS Core Fixed Income VIP

Effective immediately, Thomas J. Flaherty will no longer serve as Senior Portfolio Manager of the above-listed portfolio. All references to Mr. Flaherty are hereby deleted.






















               Please Retain This Supplement for Future Reference


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group

January 14, 2009
VSDCFIF-3600